Accounts Receivable - Schedule of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 419,426		¥ 280,801
Less: Allowance for doubtful accounts	(7,125)		(1,264)	¥ (92)	¥ (25)
Accounts receivable, net	¥ 412,301	$ 59,384	¥ 279,537